SCHEDULE OF RECONCILIATION OF CONTRACT LIABILITIES WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Contract with customer, liability				$ 37
Consideration received				254
Recognized in revenue				(286)
Contract with customer, liability				5
Service [Member]
Product Information [Line Items]
Contract with customer, liability		$ 5	$ 5	37
Consideration received	14		13
Recognized in revenue	(14)	(5)	(18)	(32)
Contract with customer, liability				5
Product [Member]
Product Information [Line Items]
Contract with customer, liability
Consideration received				254
Recognized in revenue				(254)
Contract with customer, liability